LONG-TERM DEBT - Additional Information (Detail) - USD ($)										1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 01, 2023	Oct. 01, 2023	Aug. 26, 2022	Apr. 19, 2022	Nov. 11, 2021	Aug. 11, 2021	Jul. 21, 2021	Apr. 14, 2020	Jan. 14, 2015	Jul. 31, 2022	May 31, 2021	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
Debt Instrument [Line Items]
Debt instrument, interest rate			7.00%
Convertible Notes Payable, Current			$ 1,000,000
Revenue Recognized													$ 1,611,000	$ 0
Gain on loan forgiveness													2,300,000
Proceeds from notes payable													$ 8,000,000	0
Weighted average sale price													$ 2.02
Change in fair value of notes payable													$ 2,700,000
Fair value, discount rate													15.76%
Promissory Note Warrants [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 0.01
Promissory Notes [Member]
Debt Instrument [Line Items]
Repayments of debt												$ 3,500,000
Debt conversion, converted instrument, warrants or options issued												31,024
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.01
Proceeds from notes payable												$ 7,000,000
Interest Expense on Debt													$ 1,600,000
Change in fair value of notes payable													4,300,000
First Tranche Notes [Member] | Promissory Note Warrants [Member]
Debt Instrument [Line Items]
Revenue Recognized													400,000
Second Tranche Notes [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity															$ 5,000,000
Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date								Apr. 22, 2022
Loans payable													2,300,000
Debt instrument, interest rate								1.00%
Proceeds from loans								$ 2,300,000
Notes Payable [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity						$ 15,000,000
Debt instrument, maturity date										Dec. 31, 2022
Debt instrument, fee amount													$ 50,000
Debt conversion, converted instrument, warrants or options issued													33,357
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 0.01
Notes payable fair value disclosure										$ 3,000,000
Notes payable current														$ 1,000,000
Convertible notes amount due at maturity										$ 4,500,000
Notes Payable [Member] | First Tranche Notes [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date						Sep. 01, 2026
Line of credit facility, current borrowing capacity						$ 10,000,000
Debt instrument, periodic payment, principal		$ 278,000
Debt instrument, fee amount		$ 600,000
Notes Payable [Member] | Second Tranche Notes [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date					Nov. 01, 2026
Line of credit facility, remaining borrowing capacity												$ 5,000,000
Debt instrument, periodic payment, principal	$ 139,000
Debt instrument, fee amount	$ 300,000
Notes Payable [Member] | Tranches [Member]
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis													bore interest at a rate per annum of 6.25% plus the greater of 3.25% or the prime rate as published by the Wall Street Journal.
Notes Payable [Member] | Third Tranche Notes [Member]
Debt Instrument [Line Items]
Notes payable current													$ 5,000,000
Minimum [Member] | Promissory Notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate												7.75%
Gain loss on notes payable fair value												$ 6,300,000
Minimum [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate					6.25%								6.25%
Maximum [Member] | Pipe Warrants [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, warrants or options issued				1,500,000
Maximum [Member] | Promissory Notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate												3.50%
Gain loss on notes payable fair value												$ 700,000
Maximum [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate					3.25%								3.25%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									$ 2,000,000
Line of credit facility, interest rate during period							5.50%
Line of credit facility, interest rate description							The line was then renewed on July 21, 2021 with an expanded credit limit of $8 million, a new maturity date of June 30, 2023 and an amended per annum interest rate of the greater of 2.25% plus prime rate as published by the Wall Street Journal or 5.50%. The line of credit was repaid and closed at the closing of the Business Combination.
Debt instrument, maturity date							Jun. 30, 2023
Long-term line of credit									$ 5,000,000
Other loans payable, long-term							$ 8,000,000
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date											Jun. 30, 2021
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date											Jul. 31, 2021
Revolving Credit Facility [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate during period							2.25%		2.00%
Convertible Notes and Indenture
Debt Instrument [Line Items]
Debt instrument, maturity date			Sep. 01, 2026
Debt Instrument, Face Amount			$ 65,500,000	$ 75,000,000
Convertible Senior Notes due				7.00%
Accrued interest													$ 1,600,000
Debt Instrument, Convertible, Conversion Price			$ 11.5
Converted Instrument, Shares Issued			86.9565
Convertible Notes Payable, Current			$ 1,000
Revenue Recognized			$ 175,000,000
Debt Instrument, Covenant Compliance			This covenant will terminate once less than 15% of the aggregate principal amount of the Convertible Notes are outstanding. The Indenture also includes customary events of default and related provisions for potential acceleration of the Convertible Notes.
Debt instrument maturity date description													The Company did not timely make the payment of the accrued interest on the Convertible Notes due on March 1, 2023, resulting in a default. Such default for thirty (30) consecutive days of the payment on interest due constitutes an Event of Default (as defined in the Indenture).
Debt instrument interest rate terms													25
Debt conversion rate description													(a) 0.25% per annum for the first 90 days commencing on the first business day following a ten business day grace period and (b) 0.50% per annum thereafter, in each case, until the Company cures the lapse of effectiveness.
Fair value of the Convertible Notes													$ 62,500,000
Fair value, volatility rate													85.41%
Fair value, discount rate													15.76%
Convertible Notes and Indenture | First Tranche Notes [Member]
Debt Instrument [Line Items]
Fair value of the Convertible Notes													$ 65,100,000
Convertible Notes and Indenture | Minimum [Member]
Debt Instrument [Line Items]
Weighted average sale price													$ 7.5